UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           Form 13F
                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31,2002

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Elm Ridge Capital Management, LLC
Address:   747 Third Avenue
           3rd Floor
           New York, NY 10017

Form l3F File Number: 28-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone: (212) 821-1485

Signature, Place, and Date of Signing:

Christopher Conneely  New York, NY       May 8, 2002


Report Type (Check only one.):

[ X ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]  I3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
       manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

FORM l3F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              NONE

Form l3F Information Table Entry Total:         44

Form 13F Information Table Value Total:         $326,641
                                                (Thousands)

List of Other Included Managers:


NONE

                                 FORM 13F INFORMATION TABLE

NAME              TITLE               VALUE    SHS/     SH/ PUT/  INVSTMNT OTHER VOTING AUTHORITY
OF ISSUER         OF CLASS CUSIP     (X $1000) PRIN AMT PRN CALL  DSCRETN  MGRS  SOLE   SHARED NONE
----------------  -------- --------  --------  -------- --- ----  -------- ----- ------ ------ ----

AETNA INC         COM      00817Y108    19429  500500   SH        SOLE     NONE  500500   0    0
APRIA HEALTHCARE  COM      037933108    15574  635400   SH        SOLE     NONE  635400   0    0
ARVIN MERITOR INC COM      043353101     1462   51200   SH        SOLE     NONE   51200   0    0
ASHLAND           COM      044204105     4551  100000	SH        SOLE     NONE  100000   0    0
BOISE CASCADE     COM      097383103     9676  267000   SH        SOLE     NONE  267000   0    0
BRISTOL MYERS     COM      110122108     3239   80000   SH        SOLE     NONE   80000   0    0
BRUNSWICK CORP    COM      117043109    11045  404300   SH        SOLE     NONE  404300   0    0
CIRCUIT CITY      COM      172737108    15980  885800   SH        SOLE     NONE  885800   0    0
CITIGROUP INC     COM      172967101     4779   96500   SH        SOLE     NONE   96500   0    0
COMPUTER ASSOC    COM      204912109     4684  214000   SH        SOLE     NONE  214000   0    0
CRYPTOLOGIC INC   COM      228906103     2161  147000   SH        SOLE     NONE  147000   0    0
ENTERASYS         COM      293637104     2195  519000   SH        SOLE     NONE  519000   0    0
FINISAR           COM      31787A101     1887  245000   SH        SOLE     NONE  245000   0    0
GENESIS MICROCHIP COM      37184C103     2470   95000   SH        SOLE     NONE   95000   0    0
GEORGIA PACIFIC   COM      373298108     4493  150000   SH        SOLE     NONE  150000   0    0
GLOBAL SANTA FE   COM      G3930E101     4027  123139   SH        SOLE     NONE  123139   0    0
HEALTH NET INC    COM      42222G108    10309  375700   SH        SOLE     NONE  375700   0    0
ICN PHARM         COM      448924100     1429   45000   SH        SOLE     NONE   45000   0    0
INAMED CORP       COM      453235103    18835  572500   SH        SOLE     NONE  572500   0    0
IOMEGA            COM      462030305     4504  508300   SH        SOLE     NONE  508300   0    0
JP MORGAN CHASE   COM      46625H100     4920  138000   SH        SOLE     NONE  138000   0    0
KELLWOOD CO       COM      488044108    18162  747700   SH        SOLE     NONE  747700   0    0
LIMITED           COM      532716107     1253   70000   SH        SOLE     NONE   70000   0    0
MAGELLAN HEALTH   COM      559079108     3655  641300   SH        SOLE     NONE  641300   0    0
METRIS COMPANIES  COM      591598107     2000  100000   SH        SOLE     NONE  100000   0    0
MOORE LTD         COM      615785102    19253 1479900   SH        SOLE     NONE 1479900   0    0
NETOPIA INC       COM      64114K104     2969  582200   SH        SOLE     NONE  582200   0    0
NEW CENTURY       COM      64352D101     4313  190000   SH        SOLE     NONE  190000   0    0
OCEAN ENERGY      COM      67481E106     4506  227700   SH        SOLE     NONE  227700   0    0
PACIFIC G & E     COM      69331C108     2356  100000   SH        SOLE     NONE  100000   0    0
PACKAGING CORP    COM      695156109    13121  663000   SH        SOLE     NONE  663000   0    0
PAYLESS SHOES     COM      704379106     9512  155800   SH        SOLE     NONE  155800   0    0
POPE & TALBOT INC COM      732827100     4842  330300   SH        SOLE     NONE  330300   0    0
PRAECIS PHARMA    COM      739421105     2548  490000	SH        SOLE     NONE  490000   0    0
PRINCIPAL FIN     COM      74251V102     5667  224000   SH        SOLE     NONE  224000   0    0
QUANTUM CORP      COM      747906204     3073  386100   SH        SOLE     NONE  386100   0    0
RIVERDEEP         COM      76870Q109     1565   70000   SH        SOLE     NONE   70000   0    0
SAPPI LTD         SPON ADR 803069202    15606 1165500   SH        SOLE     NONE 1165500   0    0
SIERRA PACIFIC    COM      826428104    10127  671100   SH        SOLE     NONE  671100   0    0
SOVEREIGN BANCORP COM      845905108     9852  701200   SH        SOLE     NONE  701200   0    0
TRAVELERS         COM      89420G109     2500  125000   SH        SOLE     NONE  125000   0    0
UNIVERSAL CORP    COM      913456109    13587  345200   SH        SOLE     NONE  345200   0    0
USX-MARATHON GRP  COM      565849106    17179  596500   SH        SOLE     NONE  596500   0    0
WASHINGTON GROUP  COM      938862208    11347  591900   SH        SOLE     NONE  591900   0    0
